Segmented Information - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Segmented Information
Purchase price, percentage on prevailing market price			20.00%
Non-cash partial settlement		$ 11.6	$ 8.0
Related party | Equinox
Segmented Information
Cash payment		$ 2.9	$ 2.0
Purchase price, percentage on prevailing market price		20.00%
Greenstone Gold Interest
Segmented Information
Purchase price, percentage on prevailing market price	20.00%	20.00%